UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.







                                 [LOGO OMITTED]
                                      H G K

                                EQUITY VALUE FUND





                          ANNUAL REPORT TO SHAREHOLDERS
                             AS OF OCTOBER 31, 2006




                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

HGK EQUITY VALUE FUND                            THE ADVISORS' INNER CIRCLE FUND
October 31, 2006

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Manager's Discussion and Analysis of Fund Performance .....................    2

Schedule of Investments ...................................................    5

Statement of Assets and Liabilities .......................................    7

Statement of Operations ...................................................    8

Statement of Changes in Net Assets ........................................    9

Financial Highlights ......................................................   10

Notes to Financial Statements .............................................   11

Report of Independent Registered Public Accounting Firm ...................   15

Disclosure of Fund Expenses ...............................................   16

Trustees and Officers of The Advisors' Inner Circle Fund ..................   17

Approval of Investment Advisory Agreement .................................   21

Notice to Shareholders ....................................................   23
--------------------------------------------------------------------------------


The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-HGK; and (ii) on the Commission's website at http://www.sec.gov.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE


PERFORMANCE SUMMARY

For the six months ended October 31, 2006, the HGK Equity Value Fund (the "Fund") returned 6.22%. The Fund's performance benchmark, the Russell 1000 Value Index, posted a return of 7.61% over the same period, while the S&P 500 Index returned 6.11%. For the twelve months ended October 31, 2006, the Fund returned 19.63%, compared to a 21.46% return for the Russell 1000 Value Index and 16.34% for the S&P 500 Index.

REVIEW AND OUTLOOK

Equity markets rallied in the third quarter as it became apparent that the Federal Reserve (the "Fed") would hold off on further interest rate hikes. Lower energy and commodity prices, coupled with a cooling economy, allowed the central bank to adopt a wait and see approach. The rally favored large capitalization companies, with the S&P 500 Index posting a 5.66% return and both Value and Growth participating. Clearly investors are relieved that the Fed is on the sidelines for now, however, the markets are still facing some headwinds. Initially, the sell off in global commodity markets reflected an adjustment of concentrated risk in asset plays such as metals, emerging equities and some derivative structures. However, it is now becoming clear that the global economy is at a turning point. Central bankers in the U.S., Europe, the U.K., and certain emerging markets are sending a message that growth must slow now before inflation becomes a major problem. After a nearly four year run of above-trend global economic growth, we may begin to experience a period of slower earnings growth. The era of accommodative monetary policy and low real interest rates may be over. Real rates will likely trend higher than their averages over the past decade.

Europe and Asia will maintain stronger economic momentum in the near term, however, every major region in the world economy will be susceptible to slowing growth in the next few years. The decrease in U.S. consumer demand will more than offset stronger consumption and investment spending in Europe and Asia, most notably China. The key drivers of U.S. consumption are already showing signs of slowing. Declining home sales, mortgage applications, and median home prices all point toward weaker demand conditions. The slowdown in the U.S. housing market, coupled with anemic job growth, will result in weaker consumption spending.

From an investment strategy standpoint, we have positioned the portfolio for a growth slowdown in the remainder of 2006 and into 2007. EPS growth is expected to decelerate sharply from current levels by the midpoint of 2007. Our investment focus is in the larger capitalization companies, which possess the most attractive valuations and more stable business prospects. Quality large-cap companies are being discounted at rates higher than most small-cap stocks. Many are also being discounted at absolute rates much higher than they have been over the past several years. Economic reality will eventually prevail and valuation of large cap stocks will favorably adjust relative to small caps. We will continue to favor large, high quality companies with strong balance sheets, higher earnings quality and excess cash flow which should lead to increased dividends and share repurchases. We will also focus on companies with sustainable foreign exposure at a time when GDP growth should be stronger outside the U.S. Considering these expectations and the directional uncertainty of the market, our strategy is to concentrate on sectors and large capitalization companies with a fair degree of certainty of revenue and earnings growth like Healthcare.

Healthcare has been under-owned by investors due to concerns over issues such as generic competition, patent expiration, thin drug pipelines, political pressure and product liability. However, these risks are well known and appear to be reflected in valuation levels. Despite these issues, the demographics of an aging population will result in strong demand for healthcare services for the foreseeable future.




THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value.

   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HGK EQUITY
      VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE S&P 500 INDEX.

 ----------------------------------------------------
                     Total Return(1)
 ----------------------------------------------------
               Annualized  Annualized  Annualized
    One-Year    3 Year      5 Year     Inception
     Return     Return      Return     to Date(2)
 ----------------------------------------------------
     19.63%     14.82%      9.52%        4.78%        Without Load
 ----------------------------------------------------
     13.02%     12.68%      8.29%        3.99%        With Load(6)
 ----------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

               HGK Equity            Russell 1000            S&P 500
               Value Fund          Value Index(3)(5)         Index(4)
6/9/99(2)        9,450                 10,000                10,000
10/31/99         8,840                  9,745                10,385
10/31/00         9,175                 10,282                11,017
10/31/01         8,471                  9,063                 8,274
10/31/02         6,864                  8,155                 7,024
10/31/03         8,819                 10,021                 8,485
10/31/04         9,972                 11,569                 9,284
10/31/05        11,157                 12,941                10,093
10/31/06        13,348                 15,718                11,743


(1)The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. If the Adviser had not limited certain expenses, the Fund's total return would have been lower. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.
(2)The HGK Equity Value Fund commenced operations on June 9, 1999.
(3)The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.
(4)The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value.
(5)The Russell 1000 Value Index is replacing the Wilshire Target Large Value Index as the Fund's benchmark due to the announcement by Wilshire to discontinue the Wilshire Target Large Value Index.
(6)The maximum sales load is 5.50%.

SECTOR WEIGHTINGS (UNAUDITED)+                  THE ADVISORS' INNER CIRCLE FUND
October 31, 2006


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

19.8% Financials
18.3% Health Care
11.5% Energy
 9.7% Consumer Staples
 9.5% Industrials
 8.0% Consumer Discretionary
 8.0% Information Technology
 4.1% Materials
 4.0% Repurchase Agreement
 3.7% Utilities
 3.4% Telecommunication Services

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS

                                                                         Value
HGK EQUITY VALUE FUND                                          Shares    (000)
-------------------------------------------------------------------------------

COMMON STOCK (96.6%)
AEROSPACE & DEFENSE (2.6%)
  General Dynamics                                              5,500   $   391
                                                                        -------
BANKS (8.7%)
  Bank of America                                               7,200       388
  JPMorgan Chase                                                8,100       384
  SunTrust Banks                                                3,200       253
  US Bancorp                                                    9,000       305
                                                                        -------
                                                                          1,330
                                                                        -------
CHEMICALS (1.3%)
  PPG Industries                                                2,900       198
                                                                        -------
COMPUTERS & SERVICES (4.1%)
  Fiserv*                                                       6,000       297
  International Business Machines                               3,600       332
                                                                        -------
                                                                            629
                                                                        -------
DRUGS (2.6%)
  Pfizer                                                       15,000       400
                                                                        -------
ELECTRICAL SERVICES (3.7%)
  FirstEnergy                                                   5,700       335
  PPL                                                           6,600       228
                                                                        -------
                                                                            563
                                                                        -------
ENTERTAINMENT (1.5%)
  Time Warner                                                  11,300       226
                                                                        -------
FINANCIAL SERVICES (6.9%)
  Citigroup                                                     7,000       351
  Fannie Mae                                                    5,300       314
  Morgan Stanley                                                5,000       382
                                                                        -------
                                                                          1,047
                                                                        -------

                                                                         Value
                                                              Shares     (000)
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (8.8%)
  Campbell Soup                                                 9,500   $   355
  Coca-Cola                                                     7,500       350
  Kellogg                                                       5,700       287
  Supervalu                                                    10,200       341
                                                                        -------
                                                                          1,333
                                                                        -------
INSURANCE (4.3%)
  Allstate                                                      5,200       319
  American International Group                                  5,000       336
                                                                        -------
                                                                            655
                                                                        -------
MACHINERY (7.0%)
  Deere                                                         4,600       391
  Eaton                                                         5,000       362
  Ingersoll-Rand, Cl A                                          8,300       305
                                                                        -------
                                                                          1,058
                                                                        -------
MEDICAL PRODUCTS & SERVICES (10.9%)
  Cardinal Health                                               3,100       203
  Fisher Scientific International*                              2,900       248
  Johnson & Johnson                                             6,000       405
  Laboratory Corp of America
     Holdings*                                                  5,100       349
  St. Jude Medical*                                             6,000       206
  UnitedHealth Group                                            5,000       244
                                                                        -------
                                                                          1,655
                                                                        -------
METALS (2.8%)
  Alcoa                                                         6,500       188
  Phelps Dodge                                                  2,400       241
                                                                        -------
                                                                            429
                                                                        -------
PAPER & PAPER PRODUCTS (1.0%)
  Kimberly-Clark                                                2,200       146
                                                                        -------
PETROLEUM & FUEL PRODUCTS (1.8%)
  Apache                                                        4,100       268
                                                                        -------
PETROLEUM REFINING (9.8%)
  Chevron                                                       5,400       363
  ConocoPhillips                                                6,200       374
  Hess                                                          8,400       356
  Marathon Oil                                                  4,700       406
                                                                        -------
                                                                          1,499
                                                                        -------
PHARMACEUTICALS (4.9%)
  Eli Lilly                                                     6,500       364
  Wyeth                                                         7,500       383
                                                                        -------
                                                                            747
                                                                        -------
PRINTING & PUBLISHING (1.7%)
  Gannett                                                       4,500       266
                                                                        -------


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (concluded)              THE ADVISORS' INNER CIRCLE FUND
October 31, 2006


                                                         Shares/Face     Value
HGK EQUITY VALUE FUND                                    Amount (000)    (000)
-------------------------------------------------------------------------------

RETAIL (4.9%)
  Fortune Brands                                            3,000       $   231
  Home Depot                                                6,500           243
  Nike, Cl B                                                2,900           266
                                                                        -------
                                                                            740
                                                                        -------
SEMI-CONDUCTORS/INSTRUMENTS (3.9%)
  Applied Materials                                        17,700           308
  Texas Instruments                                         9,400           283
                                                                        -------
                                                                            591
                                                                        -------
TELEPHONES & TELECOMMUNICATIONS (3.4%)
  AT&T                                                     15,200           521
                                                                        -------
TOTAL COMMON STOCK
  (Cost $12,263)                                                         14,692
                                                                        -------
REPURCHASE AGREEMENT (4.0%)
  Morgan Stanley
   5.000%, dated 10/31/06, to be
   repurchased on 11/01/06,
   repurchase price $612,510
   (collateralized by a U.S. Treasury
   Bond, par value $494,327,
   13.250%, 05/15/14; total market
   value $624,680)                                           $612           612
                                                                        -------

TOTAL REPURCHASE AGREEMENT
  (Cost $612)                                                               612
                                                                        -------
TOTAL INVESTMENTS (100.6%)
  (Cost $12,875)                                                        $15,304
                                                                        =======

PERCENTAGES ARE BASED ON NET ASSETS OF $15,215 (000).
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2006

                                                                                             HGK
                                                                                         EQUITY VALUE
                                                                                             FUND
-----------------------------------------------------------------------------------------------------
Assets:
  Investments at Value (Cost $12,875) ................................................     $15,304
  Dividends and Interest Receivable ..................................................          13
  Receivable due from Investment Adviser .............................................           2
  Prepaid Expenses ...................................................................           7
-----------------------------------------------------------------------------------------------------
     Total Assets ....................................................................      15,326
-----------------------------------------------------------------------------------------------------
Liabilities:
  Payable for Investment Securities Purchased ........................................          48
  Payable due to Administrator .......................................................          11
  Payable due to Distributor .........................................................           3
  Payable for Capital Shares Sold ....................................................           2
  Payable due to Trustees ............................................................           2
  Chief Compliance Officer Fees Payable ..............................................           1
  Other Accrued Expenses .............................................................          44
-----------------------------------------------------------------------------------------------------
     Total Liabilities ...............................................................         111
-----------------------------------------------------------------------------------------------------
  Net Assets .........................................................................     $15,215
=====================================================================================================
Net Assets Consist of:
  Paid-in Capital ....................................................................     $11,963
  Accumulated Net Realized Gain on Investments .......................................         823
  Net Unrealized Appreciation on Investments .........................................       2,429
-----------------------------------------------------------------------------------------------------
  Net Assets .........................................................................     $15,215
=====================================================================================================
Outstanding Shares of Beneficial Interest(1) (unlimited authorization -- no par value)   1,264,543
-----------------------------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share .......................................      $12.03
=====================================================================================================
Maximum Offering Price Per Share ($12.03 / 94.50%) ...................................      $12.73
=====================================================================================================

(1)Shares have not been rounded.




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the year ended October 31, 2006

                                                                                            HGK
                                                                                        EQUITY VALUE
                                                                                            FUND
----------------------------------------------------------------------------------------------------
Investment Income:
  Dividend Income ....................................................................     $  311
  Interest Income ....................................................................         22
-----------------------------------------------------------------------------------------------------
     Total Investment Income .........................................................        333
-----------------------------------------------------------------------------------------------------
Expenses:
  Investment Advisory Fees ...........................................................        125
  Administration Fees ................................................................        125
  Distribution Fees ..................................................................         35
  Trustees' Fees .....................................................................          9
  Chief Compliance Officer Fees ......................................................          6
  Transfer Agent Fees ................................................................         73
  Professional Fees ..................................................................         56
  Printing Fees ......................................................................         22
  Registration and Filing Fees .......................................................         18
  Custodian Fees .....................................................................          3
  Insurance and Other Fees ...........................................................          5
-----------------------------------------------------------------------------------------------------
  Total Expenses .....................................................................        477
  Less: Investment Advisory Fees Waived (Note 5) .....................................       (125)
        Reimbursement from Investment Adviser (Note 5) ...............................       (141)
        Fees Paid Indirectly (Note 4) ................................................         (2)
-----------------------------------------------------------------------------------------------------
  Net Expenses .......................................................................        209
-----------------------------------------------------------------------------------------------------
       Net Investment Income .........................................................        124
-----------------------------------------------------------------------------------------------------
  Net Realized Gain on Investments ...................................................        829
  Net Change in Unrealized Appreciation on Investments ...............................      1,491
-----------------------------------------------------------------------------------------------------
    Net Realized and Unrealized Gain on Investments ..................................      2,320
-----------------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations ...............................     $2,444
=====================================================================================================




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND
For the years ended October 31,

                                                                                   HGK
                                                                               EQUITY VALUE
                                                                                   FUND
                                                                          -----------------------
                                                                            2006        2005
-------------------------------------------------------------------------------------------------
Operations:
  Net Investment Income ................................................. $   124     $    82
  Net Realized Gain on Investments ......................................     829       1,077
  Net Change in Unrealized Appreciation on Investments ..................   1,491         120
-------------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations ..................   2,444       1,279
-------------------------------------------------------------------------------------------------
Dividends and Distributions:
  Net Investment Income .................................................    (125)        (78)
  Net Realized Gain .....................................................    (745)         --
-------------------------------------------------------------------------------------------------
  Total Dividends and Distributions .....................................    (870)        (78)
-------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Issued ................................................................   2,212       1,319
  Reinvestment of Distributions .........................................     869          78
  Redeemed ..............................................................  (1,340)     (1,622)
-------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets from Capital Share Transactions..   1,741        (225)
-------------------------------------------------------------------------------------------------
  Total Increase in Net Assets ..........................................   3,315         976
-------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Year .....................................................  11,900      10,924
-------------------------------------------------------------------------------------------------
  End of Year ........................................................... $15,215     $11,900
=================================================================================================

Undistributed Net Investment Income ..................................... $    --     $    --
=================================================================================================
Share Transactions:
  Issued ................................................................     197         127
  Reinvestment of Distributions .........................................      81           7
  Redeemed ..............................................................    (118)       (156)
-------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Shares Outstanding from Share Transactions..     160         (22)
=================================================================================================

Amount designated as "--" is either $0 or has been rounded to $0.





    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For a share outstanding throughout each year

For the years ended October 31,

             Net                    Realized and
            Asset                    Unrealized                     Dividends    Distributions
           Value,        Net            Gain                        from Net          From          Total
          Beginning   Investment     (Loss) on      Total from     Investment       Capital     Dividends and
           of Year      Income      Investments     Operations       Income          Gains      Distributions
          ---------   ----------    -----------     ----------    -------------    ---------    -------------
---------------------
HGK EQUITY VALUE FUND
---------------------
2006         $10.77      $0.10(1)        $1.91          $2.01         $(0.10)        $(0.65)         $(0.75)
2005           9.69       0.07(1)         1.08           1.15          (0.07)            --           (0.07)
2004           8.64       0.08            1.05           1.13          (0.08)            --           (0.08)
2003           6.80       0.08            1.84           1.92          (0.08)            --           (0.08)
2002           8.46       0.07           (1.66)         (1.59)         (0.07)            --           (0.07)


                                                            Ratio of Expenses
                                                               to Average          Ratio
             Net                   Net                          Net Assets         of Net
            Asset                Assets,        Ratio      (Excluding Waivers,   Investment
            Value,                 End       of Expenses      Reimbursements,      Income    Portfolio
             End       Total     of Year     to Average       and Fees Paid      to Average   Turnover
           of Year    Return+     (000)      Net Assets        Indirectly)       Net Assets     Rate
          --------    --------  --------     -----------   -------------------   ----------  ---------
2006        $12.03     19.63%    $15,215         1.51%(2)         3.43%             0.89%        60%
2005         10.77     11.89      11,900         1.50             3.45              0.69         67
2004          9.69     13.07      10,924         1.50             3.07              0.81         45
2003          8.64     28.48       7,122         1.50             4.21              1.10         30
2002          6.80    (18.97)      5,241         1.50             4.19              0.80         34

  +Total return figures do not include applicable sales loads. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect, if they had not been in effect, performance would have been lower.
(1)Per share data calculated using average shares method.
(2)The ratio of expenses to average net assets excludes the effect of fees paid indirectly. If the expense offsets were included, the ratio would have been 1.50%.

Amounts designated as "--" are either $0 or have been rounded to $0.





    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2006


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The investment objective of the Fund is long-term appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S companies with market capitalizations of more than $5 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2006, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2006


      default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid monthly to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

      NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of the Fund is equal to the net asset value per share plus the maximum sales load of 5.50%.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 plus $15,000 for each additional class, or 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

During the year ended October 31, 2006, the Fund earned cash management credits of $1,813 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the year ended October 31, 2006, were as follows (000):

Purchases                                       $8,911
Sales                                            8,085

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2006


7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The following permanent differences have been reclassified to/from the following accounts during the fiscal year ended October 31, 2006 (000):

             UNDISTRIBUTED                ACCUMULATED
         NET INVESTMENT INCOME         NET REALIZED LOSS
         ---------------------         -----------------
                  $1                         $(1)

The tax character of dividends and distributions paid during the last two years was as follows (000):

                                LONG-TERM
               ORDINARY          CAPITAL
                INCOME             GAIN           TOTAL
               --------         ---------        -------
   2006         $197              $673            $870
   2005           78                --              78

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows (000):

Undistributed Ordinary Income                   $  279
Undistributed Long-Term Capital Gain               551
Unrealized Appreciation                          2,422
                                                ------
Total Distributable Earnings                    $3,252
                                                ======

At October 31, 2006, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 2006, are as follows (000):

Federal Tax Cost                               $12,882
                                               =======
Aggregate gross
    unrealized appreciation                    $ 2,696
Aggregate gross
    unrealized depreciation                       (274)
                                               -------
Net unrealized appreciation                    $ 2,422
                                               =======

8. OTHER:

At October 31, 2006, there was one shareholder who held 10% of the total outstanding shares.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (the "FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
October 31, 2006


establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former independent registered public accounting firm, KPMG LLP. The dismissal of KPMG LLP, effective upon its completion of its audits for the fiscal year ended October 31, 2005, and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's reports on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Shareholders and Board of Trustees
HGK Equity Value Fund of The Advisors' Inner Circle Fund

We have audited the accompanying statement of net assets of the HGK Equity Value Fund (one of the funds constituting the Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2006, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the four years in the period then ended were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the HGK Equity Value Fund of The Advisors' Inner Circle Fund at October 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
December 20, 2006

DISCLOSURE OF FUND EXPENSES (UNAUDITED)          THE ADVISORS' INNER CIRCLE FUND
October 31, 2006



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                            BEGINNING        ENDING                    EXPENSES
                             ACCOUNT        ACCOUNT      ANNUALIZED      PAID
                              VALUE          VALUE         EXPENSE      DURING
                             05/01/06       10/31/06       RATIOS      PERIOD*
--------------------------------------------------------------------------------
HGK EQUITY VALUE FUND
--------------------------------------------------------------------------------
  Actual Fund Return        $1,000.00      $1,062.20         1.50%      $7.80
  Hypothetical 5% Return     1,000.00       1,017.64         1.50        7.63

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE
 AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-342-5445. The following chart lists Trustees and Officers as of November 15, 2006.

                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                     TERM OF                                   IN THE ADVISORS'
   NAME,           POSITION(S)     OFFICE AND                                  INNER CIRCLE FUND
  ADDRESS,          HELD WITH       LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY           OTHER DIRECTORSHIPS
   AGE 1            THE TRUST     TIME SERVED 2        DURING PAST 5 YEARS       BOARD MEMBER          HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.           Chairman      (Since 1991)     SEI employee 1974-present.          36         Trustee of The Advisors'Inner
NESHER            of the Board                     Currently performs various                     Circle Fund II, Bishop Street
60 yrs. old        of Trustees                     services on behalf of SEI                      Funds, SEI Asset Allocation
                                                   Investments for which Mr.                      Trust, SEI Daily Income Trust,
                                                   Nesher is compensated.                         SEI Index Funds, SEI Institutional
                                                   Executive Vice President of                    International Trust, SEI
                                                   SEI Investments, 1986-1994.                    Institutional Investments Trust,
                                                   Director and Executive Vice                    SEI Institutional Managed Trust,
                                                   President of the Administrator                 SEI Liquid Asset Trust, SEI Tax
                                                   and the Distributor, 1981-1994.                Exempt Trust, SEI Opportunity
                                                                                                  Master Fund,L.P., SEI Opportunity
                                                                                                  Fund, L.P., SEI Global Master
                                                                                                  Fund, PLC, SEI Global Assets Fund,
                                                                                                  PLC, SEI Global Investments Fund,
                                                                                                  PLC, SEI Investments Global,
                                                                                                  Limited, SEI Investments-Global
                                                                                                  Fund Services, Limited, SEI
                                                                                                  Investments (Europe) Ltd., SEI
                                                                                                  Investments-Unit Trust
                                                                                                  Management (UK) Limited, and SEI
                                                                                                  Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.           Trustee      (Since 1992)     Self-employed consultant            36         Director of SEI Investments
DORAN                                              since 2003. Partner, Morgan,                   Company and SEI Investments
1701 Market Street                                 Lewis & Bockius LLP (law firm)                 Distribution Co., SEI Investments-
Philadelphia, PA 19103                             from 1976-2003, counsel to                     Global Fund Services, Limited, SEI
66 yrs. old                                        the Trust, SEI Investments,                    Investments (Europe), Limited, SEI
                                                   the Administrator and the                      Investments (Asia) Limited, SEI
                                                   Distributor. Director of SEI                   Asset Korea Co., Ltd., Trustee of
                                                   Investments since 1974;                        The Advisors' Inner Circle Fund
                                                   Secretary of SEI Investments                   II, SEI Investments, SEI Asset
                                                   since 1978.                                    Allocation Trust, SEI Daily Income
                                                                                                  Trust, SEI Index Funds, SEI
                                                                                                  Institutional International Trust,
                                                                                                  SEI Institutional Investments
                                                                                                  Trust, SEI Institutional Managed
                                                                                                  Trust, SEI Liquid Asset Trust and
                                                                                                  SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                  NUMBER OF
                                                                                 PORTFOLIOS
                                    TERM OF                                   IN THE ADVISORS'
    NAME,         POSITION(S)      OFFICE AND                                 INNER CIRCLE FUND
   ADDRESS,        HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY           OTHER DIRECTORSHIPS
    AGE 1          THE TRUST     TIME SERVED 2       DURING PAST 5 YEARS        BOARD MEMBER          HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

EUGENE B.          Trustee       (Since 1993)      Private investor from 1987 to      36         Trustee of The Advisors' Inner
PETERS                                             present. Vice President and                   Circle Fund II and Bishop Street
77 yrs. old                                        Chief Financial Officer,                      Funds.
                                                   Western Company of North
                                                   America (petroleum service
                                                   company), 1980-1986. President
                                                   of Gene Peters and Associates
                                                   (import company), 1978-1980.
                                                   President and Chief Executive
                                                   Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.            Trustee      (Since 1994)      Attorney, Solo Practitioner        36         Trustee of The Advisors' Inner
STOREY                                             since 1994. Partner, Dechert,                 Circle Fund II, Bishop Street Funds
75 yrs. old                                        September 1987-December 1993.                 SEI Asset Allocation Trust, SEI
                                                                                                 Daily Income Trust, SEI Index
                                                                                                 Funds, SEI Institutional
                                                                                                 International Trust, SEI
                                                                                                 Institutional Investments Trust,
                                                                                                 SEI Institutional Managed Trust,
                                                                                                 SEI Liquid Asset Trust, SEI Tax
                                                                                                 Exempt Trust and U.S. Charitable
                                                                                                 Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.           Trustee      (Since 1999)      Chief Executive Officer,           36         Trustee, State Street Navigator
SULLIVAN, JR.                                      Newfound Consultants, Inc.                    Securities Lending Trust, since
64 yrs. old                                        since April 1997. General                     1995. Trustee of The Fulcrum
                                                   Partner, Teton Partners, L.P.,                Trust. Trustee of The Advisors'
                                                   June 1991-December 1996; Chief                Inner Circle Fund II, Bishop Street
                                                   Financial Officer, Nobel                      Funds, SEI Asset Allocation
                                                   Partners, L.P., March 1991-                   Trust, SEI Daily Income Trust,
                                                   December 1996; Treasurer and                  SEI Index Funds, SEI Institutional
                                                   Clerk, Peak Asset Management,                 International Trust, SEI
                                                   Inc., since 1991.                             Institutional Investments Trust,
                                                                                                 SEI Institutional Managed Trust,
                                                                                                 SEI Liquid Asset Trust,
                                                                                                 SEI Tax Exempt Trust, SEI
                                                                                                 Opportunity Master Fund, L.P.,
                                                                                                 and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                       TERM OF                                          IN THE ADVISORS'
    NAME,          POSITION(S)        OFFICE AND                                        INNER CIRCLE FUND     OTHER DIRECTORSHIPS
   ADDRESS,         HELD WITH         LENGTH OF             PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD        HELD BY BOARD
    AGE 1           THE TRUST       TIME SERVED 2             DURING PAST 5 YEARS         MEMBER/OFFICER        MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-----------

BETTY L.             Trustee        (Since 2005)    Self-Employed Legal and Financial           36            Trustee of The
KRIKORIAN                                           Services Consultant since 2003.                           Advisors' Inner
63 yrs. old                                         In-house Counsel, State Street                            Circle Fund II and
                                                    Bank Global Securities and Cash                           Bishop Street
                                                    Operations from 1995 to 2003.                             Funds.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.           Trustee        (Since 2005)    Self-Employed Business Consultant,           36           Director, Crown
CARLBOM                                             Business Project Inc. since 1997.                         Pacific, Inc. and
72 yrs. old                                         CEO and President, United Grocers                         Trustee of The
                                                    Inc. from 1997 to 2000.                                   Advisors' Inner
                                                                                                              Circle Fund II and
                                                                                                              Bishop Street
                                                                                                              Funds.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.          Trustee        (Since 2005)    Retired.                                     36           Director, Federal
JOHNSON                                                                                                       Agricultural
64 yrs. old                                                                                                   Mortgage
                                                                                                              Corporation.
                                                                                                              Trustee of The
                                                                                                              Advisors' Inner
                                                                                                              Circle Fund II and
                                                                                                              Bishop Street
                                                                                                              Funds.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------

JAMES F.            President       (Since 2003)    Senior Operations Officer, SEI              N/A                  N/A
VOLK, CPA                                           Investments, Fund Accounting
44 yrs. old                                         and Administration (1996-present);
                                                    Assistant Chief Accountant for the
                                                    U.S. Securities and Exchange
                                                    Commission (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL            Controller       (Since 2005)    Director, SEI Investments, Fund             N/A                  N/A
LAWSON              and Chief                       Accounting since July 2005.
46 yrs. old     Financial Officer                   Manager, SEI Investments AVP
                                                    from April 1995 to February 1998
                                                    and November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL               Chief         (Since 2006)    Director of Investment Product              N/A                  N/A
EMERY              Compliance                       Management and Development
43 yrs. old          Officer                        at SEI Investments since February
                                                    2003. Senior Investments Analyst,
                                                    Equity team at SEI Investments
                                                    from March 2000 to February 2003.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is
  SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                    TERM OF                                            IN THE ADVISORS'
   NAME,           POSITION(S)     OFFICE AND                                          INNER CIRCLE FUND
  ADDRESS,         HELD WITH       LENGTH OF            PRINCIPAL OCCUPATION(S)           OVERSEEN BY           OTHER DIRECTORSHIPS
   AGE 1           THE TRUST      TIME SERVED             DURING PAST 5 YEARS               OFFICER               HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES                 Vice       (Since 2004)    Employed by SEI Investments                  N/A                       N/A
NDIAYE             President                     Company since 2004. Vice
38 yrs. old           and                        President, Deutsche Asset
                   Secretary                     Management from 2003-2004.
                                                 Associate, Morgan, Lewis &
                                                 Bockius LLP from 2000-2003.
                                                 Counsel, Assistant Vice President,
                                                 ING Variable Annuities Group
                                                 from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.            Vice       (Since 2000)    General Counsel, Vice President              N/A                       N/A
BARTO              President                     and Secretary of SEI Investments
38 yrs. old           and                        Global Funds Services since 1999;
                   Assistant                     Associate, Dechert (law firm)
                   Secretary                     from 1997-1999; Associate,
                                                 Richter, Miller & Finn (law firm)
                                                 from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
SOFIA              Assistant     (Since 2006)    Vice President and Assistant                 N/A                       N/A
ROSALA                Vice                       Secretary of SEI Investments
32 yrs. old        President                     Management Corp. and SEI
                      and                        Global Funds Services since
                   Assistant                     2005. Compliance Officer of SEI
                   Secretary                     Investments from 2001-2004.
                                                 Account and Product Consultant
                                                 SEI Private Trust Company,
                                                 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE            AML Officer    (Since 2005)    Assistant Vice President and                 N/A                       N/A
WELCH                                            AML Compliance Officer of SEI
29 yrs. old                                      Investments since January 2005.
                                                 Compliance Analyst at TD
                                                 Waterhouse from January 2004
                                                 to November 2004. Senior
                                                 Compliance Analyst at UBS
                                                 Financial Services from October
                                                 2002 to January 2004. Knowledge
                                                 Management Analyst at
                                                 PricewaterhouseCoopers
                                                 Consulting from September
                                                 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT        THE ADVISORS' INNER CIRCLE FUND
(Unaudited)
October 31, 2006


BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser;
(ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, representatives from the Adviser reviewed plans for asset growth of the Fund, personnel development, technology enhancements and the Adviser's order management system. They also discussed the Adviser's marketing efforts and noted that, although the Fund was not yet profitable, the Adviser received benefits from managing it. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT        THE ADVISORS' INNER CIRCLE FUND
(Unaudited) (concluded)
October 31, 2006


INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was reasonable as compared to relevant benchmarks and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund was reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, and fee waivers that the Adviser had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund and concluded that such profit was not excessive. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Fund were sufficiently comparable to the average advisory fee paid by comparable mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                             NOTICE TO SHAREHOLDERS
                                       OF
                            THE HGK EQUITY VALUE FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2006 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2006, the Fund is designating the following items with regard to distributions paid during the year.

  LONG TERM        ORDINARY                                          QUALIFYING     QUALIFYING       QUALIFYING
CAPITAL GAIN        INCOME            TOTAL          QUALIFYING       DIVIDEND       INTEREST        SHORT-TERM
DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS     DIVIDENDS (1)    INCOME (2)     INCOME (3)    CAPITAL GAIN (4)
-------------    -------------    -------------    --------------    ----------     ----------    ----------------
    76.87%           23.13%          100.00%           82.66%           85.24%        11.11%            1.12%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.
(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.
(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTOR.

    THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2006. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2006 FORM 1099-DIV.

                                      NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
HGK Equity Value Fund

ADVISER:
HGK Asset Management, Inc.

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

For information call: 1-877-DIAL-HGK




HGK-AR-001-0500

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust        service         services to
                    that were       affiliates       service         that were        affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.